Note 2 - Securities (Detail) - Amortized Cost and Estimated Fair Value of Available-for-Sale Securities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost	$ 92,530	$ 84,214
Gross Unrealized Gains	2,435	1,468
Gross Unrealized Losses		(12)
Estimated Fair Value	94,965	85,670
US Government-sponsored Enterprises Debt Securities [Member]
Amortized Cost	1,009	2,501
Gross Unrealized Gains	3	58
Estimated Fair Value	1,012	2,559
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized Cost	91,521	76,203
Gross Unrealized Gains	2,432	1,407
Gross Unrealized Losses		(12)
Estimated Fair Value	93,953	77,598
US Treasury Securities [Member]
Amortized Cost		5,510
Gross Unrealized Gains		3
Estimated Fair Value		$ 5,513